SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 441	$ 445	$ 438
Work in progress	50	34	148
Finished goods	113	25	44
Inventory Net	$ 604	$ 504	$ 630